Share Based Compensation (Tables)	12 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Option Activities Under The Global Share Plan

The following table sets forth the summary of option activities under the Company’s Global Share Plan:

	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$)
Outstanding as of April 1, 2020	19,460,008	0.13	4.26	189
Exercised	(2,865,800)	0.03
Forfeited or cancelled (post-vesting)	(3,151,360)	0.27
Outstanding as of March 31, 2021	13,442,848	0.12	3.27	371
Forfeited or cancelled (post-vesting)	(1,491,990)	0.19
Outstanding as of March 31, 2022	11,950,858	0.11	1.74	—
Expired	(440,000)	0.02
Forfeited or cancelled (post-vesting)	(68,000)	0.23
Outstanding as of March 31, 2023	11,442,858	0.11	0.83	0.00
Vested and expected to vest as of March 31, 2023	11,442,858	0.11	0.83	0.00
Exercisable as of March 31, 2023	11,442,858	0.11	0.83	0.00

Summary of Activities of the Service-Based RSUs

A summary of activities of the service-based RSUs for the years ended March 31, 2021, 2022 and 2023 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at March 31, 2020	50,365,952	0.31
Granted	42,695,000	0.05
Vested	(8,195,402)	0.54
Forfeited	(14,092,450)	0.30
Unvested at March 31, 2021	70,773,100	0.13
Granted	3,559,000	0.07
Vested	(12,858,575)	0.28
Forfeited	(29,584,475)	0.09
Unvested at March 31, 2022	31,889,050	0.10
Granted	132,327,600	0.01
Vested	(81,298,225)	0.04
Forfeited	(400,875)	0.07
Unvested at March 31, 2023	82,517,550	0.01